Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts Receivable, Net

Note D: Accounts Receivable, Net

December 31

(add 000)	2017	2016
Customer receivables	$480,073	$456,508
Other current receivables	9,557	7,668
	489,630	464,176
Less allowances	(2,390)	(6,266)
Total	$487,240	$457,910

Of the total accounts receivable, net, balances, $2,819,000 and $2,578,000 at December 31, 2017 and 2016, respectively, were due from unconsolidated affiliates.